Fair Value Measurements (Details) - Schedule of fair value of liabilities measured on recurring basis - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of fair value of liabilities measured on recurring basis [Line Items]
Earn-out liability		$ 425
Total liabilities measured at fair value on a recurring basis	$ 62,066	$ 425
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value of liabilities measured on recurring basis [Line Items]
Earn-out liability	18,437
Fair Value, Inputs, Level 2 [Member] | Private Placement [Member]
Fair Value Measurements (Details) - Schedule of fair value of liabilities measured on recurring basis [Line Items]
Earn-out liability	16,744
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) - Schedule of fair value of liabilities measured on recurring basis [Line Items]
Earn-out liability	$ 26,885